CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Consolidated Statements [Line Items]
Net Income	₪ 70,315	$ 19,282		₪ 31,656	₪ 41,564
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax	(102)	(28)	[1]	41	764
Other comprehensive Income (Expenses) for the year	(102)	(28)	[1]	41	764
Total comprehensive Income for the year	₪ 70,213	$ 19,254	[1]	₪ 31,697	₪ 42,328

[1]	Convenience Translation into US Dollars.